ACQUISITION (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 10, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ACQUISITION
Proceeds from credit facility	$ 34,000
Goodwill	10,700	$ 22,975	$ 12,242	$ 150,771	$ 171,139
Class A common stock
ACQUISITION
Total consideration paid	56,500
Cash paid	51,000
Class A common stock issued	$ 5,500
Class A Common stock issued, Share Price	$ 20.00
Permian Acquisition
ACQUISITION
Total consideration paid	$ 56,500
Cash paid	51,000
Class A common stock issued	5,500
Cash on hand	17,000
Goodwill	$ 10,733